SUPPLEMENTARY STATEMENT OF OPERATIONS INFORMATION	12 Months Ended
Dec. 31, 2012
SUPPLEMENTARY STATEMENT OF OPERATIONS INFORMATION [Abstract]
SUPPLEMENTARY STATEMENT OF OPERATIONS INFORMATION
NOTE 10 - SUPPLEMENTARY STATEMENT OF OPERATIONS INFORMATION

A.	Geographic Information

The following is a summary of revenues and long-lived assets by geographic area. Revenues are attributed to geographic region based on the location of the customers.

	Year ended December 31,
	2 0 1 2	2 0 1 1	2 0 1 0
	(in thousands)
Revenues:
Israel	-	$222	$359
Taiwan	$1,594	$1,828	$454
Other foreign countries	$52	-	-
	$1,646	$2,050	$813

	December 31,
	2 0 1 2	2 0 1 1	2 0 1 0
	(in thousands)
Long-lived assets:
Israel	$5	$67	$79
	$5	$67	$79

B.	Sales to Major Customers

The following table summarizes the percentage of revenues from sales to major customers (exceeding 10% of total revenues for the year):

	Year ended December 31,
	2 0 1 2	2 0 1 1	2 0 1 0

Customer A	97%	89%	45%
Customer B	0%	11%	43%
Customer C	3%	0%	11%
Customer D	0%	0%	(* )
(*) Less than 10%.
C.	Cost of Revenues:

	Year ended December 31,
	2 0 1 2	2 0 1 1	2 0 1 0
	(in thousands)

Materials and production expenses	$506	$623	$61
Other manufacturing costs	36	46	36
	542	669	97
Royalties to the Government of Israel	53	48	12
	$595	$717	$109